Restructuring and Asset Impairment Charges (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Asset Impairment Charges

Restructuring and asset impairment charges and recoveries for the six months ended June 30, 2017 and 2016 were as follows (in thousands):

	Six Months Ended
	June 30, 2017	June 30, 2016
Wireless restructuring and asset impairment (recoveries) charges:
Recoveries of impaired assets	$—	$(710)
Contract termination costs	—	4
Employee severance and termination benefits charges	—	26

Total wireless restructuring and asset impairment recoveries	$—	$(680)

Restructuring and asset impairment charges were as follows (in thousands):

	Year ended December 31,
	2016	2015
Wireless restructuring and asset (recoveries) impairment charges:
Asset (recoveries) impairments	$(710)	$53,228
Contract termination (recoveries) costs	(751)	4,767
Employee severance and termination benefits (recoveries) charges	(77)	1,202

Total wireless restructuring and asset (recoveries) impairment charges	(1,538)	59,197
Loss on subscriber contract sales	2,551	—

Total restructuring and asset impairment charges	$1,013	$59,197

Summary of Restructuring Activity

The following table presents accrued restructuring activity for the six months ended June 30, 2017 (in thousands):

Contract termination costs
Accrued restructuring balance as of December 31, 2016	$649
Cash payments	(46)

Accrued restructuring balance as of June 30, 2017	$603

The following table presents accrued restructuring activity for the years ended December 31, 2016 and 2015.

	Asset impairments	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2014	$—	$—	$—	$—
Restructuring and impairment charges	53,228	4,767	1,202	59,197
Cash payments	(10)	(623)	(881)	(1,514)
Non-cash settlements	(53,218)	(190)	—	(53,408)

Accrued restructuring balance as of December 31, 2015	—	3,954	321	4,275
Restructuring and impairment recoveries	(710)	(751)	(77)	(1,538)
Cash payments	—	(2,554)	(244)	(2,798)
Non-cash settlements	710	—	—	710

Accrued restructuring balance as of December 31, 2016	$—	$649	$—	$649